Trade and other receivables - Components (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Advances to suppliers	$ 2,667	$ 1,266
Current trade receivables	16,357	24,422
Financial assets	28,258	30,637
Unbilled revenues	6,786	2,254
Other current receivables	2,448	2,695
Trade and other receivables	23,157	23,101
Accumulated Impairment
Disclosure of detailed information about financial instruments [line items]
Financial assets	(5,101)	(7,536)
Trade notes and accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	23,157	23,101
Trade notes and accounts receivable | Gross Carrying Amount
Disclosure of detailed information about financial instruments [line items]
Financial assets	28,258	30,637
Trade notes and accounts receivable | Accumulated Impairment
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ (5,101)	$ (7,536)	$ (6,412)